Income Taxes (Schedule of reconciliation of the theoretical income tax expense) (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income Tax Disclosure [Abstract]
Income before income taxes		$ 131,238	$ 87,630	$ 88,188
Statutory tax rate		23.00%	23.00%	23.00%
Theoretical income tax expense		$ 30,185	$ 20,154	$ 20,283
Non-deductible expenses	[1]	912	651	358
Income tax rate differential		(18,816)	(12,417)	(12,702)
Other		442	610	300
Actual income tax expense		$ 12,723	$ 8,998	$ 8,239

[1]	Including non-deductible share-based compensation and FRT transaction expenses.